Fair Value Measurements (Narrative) (Details) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 Foreign Exchange Future [Member] USD ($)	Sep. 30, 2013 Foreign Exchange Future [Member] EUR (€)	Sep. 30, 2013 Foreign Exchange Future Two [Member] USD ($)	Sep. 30, 2013 Foreign Exchange Future Two [Member] ILS
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange transactions		$ 51,000	€ 38,700	$ 25,300	93,100
Fair value of foreign exchange contracts	$ 200